Additional information - Financial Statement Schedule I	12 Months Ended
Jun. 30, 2022
Additional information - Financial Statement Schedule I
Additional information - Financial Statement Schedule I
36	Additional information - Financial Statement Schedule I

Schedule I has been provided pursuant to the requirements of Securities and Exchange Commission (“SEC”) Regulation S-X Rule 12-04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of Manchester United plc’s consolidated subsidiaries as of 30 June 2022 exceeded the 25% threshold.

As of 30 June 2022, the Group had total borrowings of £636.1 million (2021: £530.2 million). As described in Note 25 above, the Group’s revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes each contain certain covenants that restrict the activities of Red Football Limited and its subsidiaries, including restricted payment covenants. The restricted payment covenants allow dividends in certain circumstances, including to the extent dividends do not exceed 50% of the cumulative consolidated net income of Red Football Limited and its restricted subsidiaries, provided there is no event of default and Red Football Limited is able to meet the principal and interest payments on its debt under a fixed charge coverage test. As of 30 June 2022, the Group was in compliance with the restricted payment covenants and all other covenants under its revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

As of 30 June 2022, 2021 and 2020 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

During the year ended 30 June 2022, cash dividends equivalent to $0.27 (2021: $0.09; 2020: $0.18) per share were declared and paid by the Company. The pounds sterling equivalents were £0.21 (2021: £0.07; 2020: £0.14) per share.

Condensed statement of profit or loss of the Company

	Year ended 30 June
	2022	2021	2020
	£’000	£’000	£’000
Operating expenses	(4,325)	(4,253)	(2,964)
Income from shares in group undertakings	33,553	10,718	44,534
Finance income	124	—	82
Profit before income tax	29,352	6,465	41,652
Income tax expense	(1)	(1)	(9)
Profit for the year	29,351	6,464	41,643

There were no items of other comprehensive loss or income in the years ended 30 June 2022, 2021 or 2020 and therefore no statement of comprehensive income has been presented.

36Additional information - Financial Statement Schedule I (continued)

Condensed balance sheet of the Company

	As of 30 June
	2022	2021
	£’000	£’000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265
	319,265	319,265
Current assets
Other receivables	1,047	1,197
Cash and cash equivalents	131	148
	1,178	1,345
Total assets	320,443	320,610

EQUITY AND LIABILITIES
Equity
Share capital	53	53
Share premium	68,822	68,822
Treasury shares	(21,305)	(21,305)
Retained earnings	258,109	262,113
	305,679	309,683
Current liabilities
Other payables	14,764	10,927
	14,764	10,927
Total equity and liabilities	320,443	320,610

Condensed statement of changes in equity of the Company

	Share	Share	Treasury	Retained
	capital	premium	shares	earnings	Total equity
	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2019	53	68,822	—	245,050	313,925
Profit for the year	—	—	—	41,643	41,643
Total comprehensive income for the year	—	—	—	41,643	41,643
Acquisition of treasury shares	—	—	(21,305)	—	(21,305)
Equity-settled share based payments	—	—	—	818	818
Dividends paid	—	—	—	(23,229)	(23,229)
Balance at 30 June 2020	53	68,822	(21,305)	264,282	311,852
Profit for the year	—	—	—	6,464	6,464
Total comprehensive income for the year	—	—	—	6,464	6,464
Equity-settled share based payments	—	—	—	2,085	2,085
Dividends paid	—	—	—	(10,718)	(10,718)
Balance at 30 June 2021	53	68,822	(21,305)	262,113	309,683
Profit for the year	—	—	—	29,351	29,351
Total comprehensive income for the year	—	—	—	29,351	29,351
Equity-settled share based payments	—	—	—	198	198
Dividends paid	—	—	—	(33,553)	(33,553)
Balance at 30 June 2022	53	68,822	(21,305)	258,109	305,679

36Additional information - Financial Statement Schedule I (continued)

Condensed statement of cash flows of the Company

	Year ended 30 June
	2022	2021	2020
	£’000	£’000	£’000
Cash flows from operating activities
Profit before income tax	29,352	6,465	41,652
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	198	2,085	818
Foreign exchange (gains)/ losses on operating activities	(35)	263	(102)
Changes in working capital:
Other receivables	150	—	(89)
Other payables	3,837	2,120	2,243
Tax paid	(1)	(1)	(9)
Net cash inflow from operating activities	33,501	10,932	44,513
Cash flows from financing activities
Acquisition of treasury shares	—	—	(21,305)
Dividends paid	(33,553)	(10,718)	(23,229)
Net cash outflow from financing activities	(33,553)	(10,718)	(44,534)
Net (decrease)/increase in cash and cash equivalents	(52)	214	(21)
Cash and cash equivalents at beginning of year	148	197	116
Effect of exchange rate changes on cash and cash equivalents	35	(263)	102
Cash and cash equivalents at end of year	131	148	197

The following reconciliations are provided as additional information to satisfy the Schedule I SEC requirements for parent-only financial information.

	2022	2021	2020
	£’000	£’000	£’000
IFRS (loss)/profit reconciliation:
Parent only — IFRS profit for the year	29,351	6,464	41,643
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(144,861)	(98,680)	(64,876)
Consolidated IFRS loss for the year	(115,510)	(92,216)	(23,233)

IFRS equity reconciliation:
Parent only — IFRS equity	305,679	309,683	311,852
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(178,171)	(37,171)	39,380
Consolidated — IFRS equity	127,508	272,512	351,232